Labor and social obligations (Policies)	12 Months Ended
Dec. 31, 2025
Labor And Social Obligations
Labor and social obligations

Salaries, vacations, 13th salary, profit sharing and supplementary payments negotiated in collective labor agreements, plus the corresponding charges and social contributions, are recorded on an accrual basis.

The profit sharing program is based on operational and financial goals, and a provision is recognized when there is an obligation provided in agreement or when there is a past practice that created a constructive obligation, being accounted for as operating cost, selling, administrative or capitalized expenses under assets.